Stock Options and Awards (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of Stock Option Activity

The options have a term of five years from their issue date.

	Number of Shares	Weighted Average Strike Price/Share	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value		Weighted Average Grant Date Fair Value

Outstanding — December 31, 2018	348,105	5.94	2.39		−	−
Granted	694,126	4.01	3.38		−	1.14
Exercised	−	−	−		−	−
Forfeited	(28,951)	6.60	−		−	2.79
Outstanding — December 31, 2019	1,013,280	4.60	2.63		−
Vested and exercisable — December 31, 2019	229,162	6.32	1.68		−	3.96
Unvested and non-exercisable - December 31, 2019	784,118	4.10	2.98		−	2.79

Outstanding — December 31, 2019	1,013,280	4.60	2.63		−	−
Granted	287,286	2.79	4.84		−	1.24
Exercised	−	−	−		−	−
Forfeited	(36,454)	5.85	−		−	4.60
Outstanding — December 31, 2020	1,264,112	4.15	2.20		−	−
Vested and exercisable — December 31, 2020	553,250	4.54	2.04		−	2.95
Unvested and non-exercisable - December 31, 2020	710,862	$3.85	2.79	$	−	$2.88

Schedule of Estimate the Fair Value of Option Granted and Warrants Granted

The following table sets forth the weighted-average assumptions used to estimate the fair value of option granted and warrants granted for the years ended December 31, 2020 and 2019:

	2020	2019
Expected life (in years)	5.1	3.8
Risk-free interest rate	0.4% - 0.6%	1.3%
Expected volatility	98% - 100%	102%
Dividend yield	0%	0%

Schedule of Stock-based Compensation Expense

The following table sets forth stock-based compensation expense for employees specifically identifiable to BIGtoken and allocated charges deemed attributable to BIGtoken’s operations resulting to stock options and purchase warrant awards included in the employee related cost in BIGtoken’s Carve-Out Statements of Operations for the years ended December 31, 2020 and 2019:

	2020	2019
Directly identifiable as BIGtoken’s	$237,000	$467,000
Allocated from SRAX, Inc.	1,091,000	516,000
Stock-based compensation expense	$1,328,000	$983,000